As filed with the Securities and Exchange Commission on February 27, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Address of principal executive offices) (Zip code)

Steven C. Leuthold
Leuthold Weeden Capital Management, LLC
100 N. Sixth Street, Suite 412A, Minneapolis, MN 55403
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: December 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2006
Leuthold Core Investment Fund

	Shares	Value
COMMON STOCKS - 57.41%
Airlines - 5.71%
AMR Corp. (a) (e)	954,397	28,851,421
Continental Airlines, Inc. (a) (e)	731,007	30,154,039
U S Airways Group, Inc. (a)	292,690	15,761,357
Ual Corp. (a) (e)	458,647	20,180,468
		94,947,285
Auto Components - 0.21%
Magna Intl, Inc. (e)	44,385	3,575,212
Building Products - 0.74%
Masco Corp.	181,703	5,427,469
USG Corp. (a) (e)	124,734	6,835,423
		12,262,892
Chemicals - 2.75%
Air Products & Chemicals, Inc.	209,424	14,718,319
Airgas, Inc.	196,411	7,958,574
Ashland Inc.	73,564	5,089,158
Georgia Gulf Corp. (e)	154,353	2,980,556
Praxair, Inc.	253,131	15,018,262
		45,764,869
Communications Equipment - 2.44%
Alcatel SA - ADR (e)	1,043,379	14,836,849
Nice Sys Ltd. - ADR (a)	221,140	6,806,689
Powerwave Technologies, Inc. (a) (e)	757,733	4,887,378
QUALCOMM, Inc.	130,470	4,930,461
Sirf Technology Holdings, Inc. (a) (e)	214,497	5,473,964
Superior Essex, Inc. (a)	108,219	3,598,282
		40,533,623
Construction Materials - 0.47%
Eagle Materials, Inc.	181,856	7,861,635
Diversified Telecommunication Services - 0.98%
Embarq Corp.	135,463	7,119,935
Telefonos de Mexico SA de CV - ADR	328,114	9,272,502
		16,392,437
Electrical Equipment - 0.77%
FuelCell Energy, Inc. (a) (e)	221,491	1,430,832
Rockwell Automation, Inc.	54,419	3,323,912
Suntech Power Holdings Co., Ltd - ADR (a) (e)	235,480	8,008,675
		12,763,419
Electronic Equipment & Instruments - 0.29%
L-1 Identity Solutions, Inc. (a) (e)	185,573	2,807,719
Plexus Corp. (a)	82,337	1,966,208
		4,773,927
Energy Equipment & Services - 1.14%
Halliburton Co.	331,071	10,279,755
Helmerich & Payne, Inc.	266,955	6,532,389
RPC, Inc.	129,438	2,184,913
		18,997,057
Food & Staples Retailing - 0.40%
BJ's Wholesale Club, Inc. (a)	123,945	3,855,929
Performance Food Group Co. (a)	98,984	2,735,918
6,591,847
	Health Care Equipment & Supplies - 0.11%
	St. Jude Medical, Inc. (a)	52,372	1,914,720
	Health Care Providers & Services - 1.30%
	Aetna, Inc.	228,864	9,882,347
	Chemed Corp. (e)	49,004	1,812,168
	Health Net, Inc. (a)	86,883	4,227,727
	Magellan Health Services, Inc. (a) (e)	66,400	2,869,808
	Molina Healthcare, Inc. (a) (e)	85,226	2,770,697
			21,562,747
	Household Durables - 0.24%
	Ethan Allen Interiors, Inc.	112,277	4,054,322
	Insurance - 4.40%
	Arch Capital Group Ltd. (a)	105,861	7,157,262
	Endurance Specialty Hldgs Ltd	93,052	3,403,842
	Everest Re Group Ltd.	170,693	16,746,690
	IPC Holdings Ltd (e)	111,821	3,516,770
	Loews Corp. - Carolina Group (e)	109,569	7,091,306
	Nationwide Financial Services	146,064	7,916,669
	Odyssey Re Holdings Corp.	75,035	2,798,806
	PartnerRe Ltd	97,007	6,890,407
	Reinsurance Group Of America	70,561	3,930,248
	RenaissanceRe Holdings Ltd.	185,356	11,121,360
	Safety Insurance Group, Inc. (e)	51,396	2,606,291
			73,179,651
	IT Services - 0.40%
	Accenture Ltd.	180,203	6,654,897
	Life Science Tools & Services - 1.33%
	Covance, Inc. (a) (e)	50,565	2,978,784
	Millipore Corp. (a) (e)	49,145	3,273,057
	Thermo Electron Corp. (a)	349,303	15,819,933
			22,071,774
	Machinery - 0.48%
	Joy Global, Inc.	84,156	4,068,101
	Kennametal, Inc.	65,429	3,850,497
			7,918,598
	Metals & Mining - 16.66%
	Alcan, Inc.	138,935	6,771,692
	Alcoa, Inc.	357,976	10,742,860
	Aluminum Corp of China Ltd. - ADR (e)	252,066	5,923,551
	Aur Res, Inc. (b)	151,363	3,148,880
	BHP Billiton Ltd. - ADR (e)	506,334	20,126,776
	Century Aluminum Co. (a) (e)	174,400	7,786,960
	Cia de Minas Buenaventura SA - ADR	120,545	3,382,493
	Cia Vale do Rio Doce - ADR (e)	905,707	26,935,726
	First Quantum Minerals Ltd (b)	61,190	3,292,606
	Fnx Mining Co, Inc. (a) (b)	221,405	3,468,738
	Goldcorp, Inc.	278,613	7,923,754
	Hudbay Minerals, Inc. (a) (b)	180,981	3,389,465
	Inmet Mining Corp. (b)	59,532	3,186,033
	Ipsco, Inc. (e)	32,916	3,089,825
	Lionore Mng Intl Ltd (a) (b)	320,864	3,645,713
	Newcrest Mining Ltd. (b)	169,343	3,522,215
	Newmont Mining Corp. (e)	292,709	13,215,811
	Oxiana Ltd (b)	1,340,958	3,355,385
	PAN American Silver Corp. (a) (e)	100,569	2,531,322
	Peabody Energy Corp.	153,878	6,218,210
	Phelps Dodge Corp.	417,001	49,923,360
	Rio Tinto PLC - ADR (e)	102,016	21,677,380
	Southern Copper Corp.	616,285	33,211,599
	Teck Cominco Ltd	37,409	2,818,768
	Tenke Mining Corp. (a) (b)	231,565	3,425,371
	Titanium Metals Corp. (a)	695,187	20,514,968
	United States Steel Corp. (e)	51,717	3,782,581
			277,012,042
	Multiline Retail - 0.41%
	Family Dollar Stores, Inc. (e)	232,930	6,831,837
	Multi-Utilities & Unregulated Power - 0.99%
	Oneok, Inc.	381,920	16,468,390
	Oil & Gas - 3.12%
	Anadarko Petroleum Corp.	66,358	2,887,900
	Arch Coal, Inc. (e)	204,005	6,126,270
	Canadian Natural Resources Ltd.	204,005	10,859,186
	ChevronTexaco Corp. (e)	131,682	9,682,578
	Exxon Mobil Corp. (e)	124,705	9,556,144
	Occidental Petroleum Corp.	128,417	6,270,602
	Statoil ASA - ADR	66,367	1,746,780
	Valero Energy Corp.	92,143	4,714,036
			51,843,496
	Pharmaceuticals - 6.66%
	Abbott Laboratories	190,361	9,272,484
	Adolor Corp. (a) (e)	215,663	1,621,786
	AstraZeneca PLC - ADR (e)	260,654	13,958,022
	Bristol-Myers Squibb Co.	390,619	10,281,092
	Eli Lilly & Co.	116,134	6,050,581
	GlaxoSmithKline PLC ADR	199,897	10,546,566
	Johnson & Johnson	238,133	15,721,541
	Merck & Co., Inc.	375,570	16,374,852
	Novartis AG - ADR	266,844	15,327,519
	Pfizer, Inc.	222,688	5,767,619
	Wyeth	113,738	5,791,539
			110,713,601
	Semiconductor & Semiconductor Equipment - 1.17%
	Analog Devices, Inc.	161,368	5,304,166
	Emcore Corp. (a) (e)	267,039	1,476,726
	Genesis Microchip, Inc. (a) (e)	134,314	1,361,944
	Marvell Technology Group Ltd. (a) (e)	366,043	7,024,365
	Omnivision Technologies, Inc. (a) (e)	314,750	4,296,337
			19,463,538
	Software - 0.89%
	NAVTEQ Corp. (a) (e)	173,696	6,074,149
	Red Hat, Inc. (a) (e)	238,977	5,496,471
	Verint Systems, Inc. (a)	92,187	3,160,170
			14,730,790
	Specialty Retail - 0.63%
	Autozone, Inc. (a) (e)	34,557	3,993,407
	Claire's Stores, Inc. (e)	196,766	6,520,825
			10,514,232
	Textiles, Apparel & Luxury Goods - 0.62%
	Columbia Sportswear Co.	45,096	2,511,847
	Fossil, Inc. (a) (e)	167,474	3,781,563
	Jones Apparel Group, Inc.	120,352	4,023,367
			10,316,777
	Tobacco - 2.10%
	Altria Group, Inc.	162,031	13,905,501
	Reynolds American, Inc. (e)	213,166	13,955,978
	UST, Inc. (e)	122,662	7,138,928
			35,000,407
	TOTAL COMMON STOCKS (Cost $779,747,923)		954,716,022
	INVESTMENT COMPANIES - 13.15%
	Exchange Traded Funds - 7.72%
	iShares China 25 Fund (e)	122,170	13,615,846
	iShares MSCI Brazil Index Fund (e)	289,147	13,546,537
	iShares MSCI Emerging Markets Index Fund (e)	108,276	12,361,871
	iShares MSCI Japan Index Fund (e)	3,688,708	52,416,540
	iShares MSCI Malaysia Index Fund (e)	533,809	4,857,662
	iShares MSCI South Africa Fund (e)	54,638	6,284,463
	iShares MSCI South Korea Index Fund (e)	163,022	8,053,287
	iShares MSCI Taiwan Index Fund (e)	359,992	5,223,484
	iShares S&P Latin America Fund (e)	70,618	12,000,117
			128,359,807
	Mutual Fund - 5.43%
	Fidelity Japan Fund	414,357	7,114,516
	ING Russia Fund	268,474	17,023,946
	Matthews China Fund	1,177,610	28,415,736
	Matthews Korea Fund	1,637,403	10,233,766
	Matthews India Fund (a)	498,326	7,679,210
	Matthews Japan Fund	200,685	3,493,932
	US Global Investors Accolade Funds - Eastern European Fund (a)	361,831	16,390,951
			90,352,057

	TOTAL INVESTMENT COMPANIES (Cost $166,888,023)		218,711,864

		Ounces	Value
	PHYSICAL INDUSTRIAL METALS - 0.70%
	Physical Metals - 0.70%
	Palladium (a) (d)	9,623	3,214,082
	Silver (a) (d)	658,200	8,500,653
			11,714,735
	TOTAL PHYSICAL INDUSTRIAL METALS (Cost $6,317,932)		11,714,735
		Principal
		Amount	Value
	CORPORATE BONDS - 11.04%
	Consumer Finance -11.04%
	General Motors Acceptance Corp.
	7.750%, 01/19/2010	69,370,000	72,607,151
	General Motors Acceptance Corp.
	7.250%, 03/02/2011	50,703,000	52,727,773
	General Motors Acceptance Corporation
	5.625%, 05/15/2009 (e)	58,712,000	58,248,469
	TOTAL CORPORATE BONDS (Cost $173,142,933)		183,583,393
	FOREIGN GOVERNMENT AGENCY ISSUES - 5.07%
	Australian Government Bond (b)
	5.250%, 08/15/2010	64,664,000	49,699,613
	New Zealand Government (b)
	6.000%, 11/15/2011	49,839,000	34,580,580
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $84,684,075)		84,280,193

	U.S. TREASURY OBLIGATIONS - 8.94%
	U.S. Treasury Note - 8.94%
	4.875%, 04/30/2011 (e)	71,078,000	71,538,870
	4.250%, 10/15/2010 (e)	78,386,000	77,173,447
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,800,930)		148,712,317
	SHORT TERM INVESTMENTS - 1.78%
	Commercial Paper - 1.78%
	US Bank Commercial Paper, 5.23166%
	01/02/2007	29,607,000	29,602,756
	Variable Rate Demand Notes - 0.00%
	U.S. Bank, N.A.
	5.070%	997	997
	TOTAL SHORT TERM INVESTMENTS (Cost $29,603,753)		29,603,753

		Principal	Market
		Amount	Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 31.05%
	COMMERCIAL PAPER - 12.32%
	Antalis Funding, 5.42%, 01/02/07 (c) (f)	23,963,100	23,923,488
	Concord Minutemen Capital Co., 5.34%, 01/16/07 (f)	27,386,400	27,386,400
	Fenway Funding LLC, 5.39%, 01/02/07 (c) (f)	22,251,450	22,238,124
	Jupiter Sect, 4.39%, 01/05/07 (c) (f)	22,251,450	22,228,173
	KKR Atlantic Funding, 5.35%, 01/03/07 (c) (f)	13,693,200	13,622,376
	Laguna Corp., 5.35%, 01/26/07 (c) (f)	22,251,450	22,031,964
	Lakeside Funding LLC, 5.35%, 01/08/07 (f)	12,837,375	12,837,375
	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (f)	21,395,625	21,354,058
	Park Granada, 5.36%, 01/02/07 (f)	14,638,887	14,630,169
	Rams Funding LLC, 5.36%, 01/26/07 (f)	17,116,502	17,020,201
	Rams Funding LLC, 5.36%, 01/17/07 (f)	7,702,425	7,661,371
	TOTAL COMMERCIAL PAPER (Cost $204,933,699)		204,933,699
		Shares
	MUTUAL FUND - 0.00%
	AIM Short Term Liquid Asset Fund	685	685
	TOTAL MUTUAL FUND (Cost $685)		685

	PRINCIPAL CASH - 00.00%
	Principal Cash	3	3
	TOTAL PRINCIPAL CASH (Cost $3)		3

		Principal	Market
		Amount	Value
	REPURCHASE AGREEMENTS - 18.73%
	ABN-AMRO Bank Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	42,791,251	42,791,251
	(Collateralized by U.S. Government Agency Issues, value $43,624,728, 7.05% to 7.88%, 07/30/30 to 05/01/37)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	21,395,625	21,395,625
	(Collateralized by non-U.S. Government debt securities, value $22,408,331, 5.26%, 09/15/39)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	21,395,625	21,395,625
	(Collateralized by Freddie Mac Collateralized Mortgage Obligations, value $21,768,463, 0.00% to 9.82%, 05/15/31 to 10/15/36)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	3,337,718	3,337,718
	(Collateralized by Fannie Mae Collateralized Mortgage Obligations, value $3,386,705, 0.00%, 08/15/35 to 05/25/36)
	CS First Boston Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	8,558,250	8,558,250
	(Collateralized by Fannie Mae Collateralized Mortgage Obligations, value $8,715,472, 0.00%, 09/15/35 to 05/15/36)
	CS First Boston Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	4,279,125	4,279,125
	(Collateralized by non-U.S. Government debt securities, value $4,482,523, 5.26%, 09/15/39)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	42,791,251	42,791,251
	(Collateralized by non-U.S. Government debt securities, value $43,474,140, 5.00% to 5.50%, 09/01/35 to 01/01/37)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	29,953,875	29,953,875
	(Collateralized by non-U.S. Government debt securities, value $30,430,998, 0.00% to 8.74%, 04/15/06 to 08/25/46)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	34,233,000	34,233,000
	(Collateralized by non-U.S. Government debt securities, value $34,771,481, 5.00% to 5.50%, 12/01/22 to 09/01/35)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	42,791,251	42,791,251
	(Collateralized by non-U.S. Government debt securities, value $43,426,676, 5.00%, 09/01/35)
	Merrill Lynch Repurchase Agreement, 5.35%, 12/29/06, maturing 01/02/07	59,907,751	59,907,751
	(Collateralized by non-U.S. Government debt securities, value $62,889,344, 0.00% to 6.00%, 12/21/07 to 10/01/43)
	TOTAL REPURCHASE AGREEMENTS (Cost $311,434,722)		311,434,722
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $516,923,274)		516,369,109

	Total Investments (Cost $1,904,554,678) - 129.14%		2,147,691,386
	Liabilities in Excess of Other Assets - (29.14)%		(484,651,388)
	TOTAL NET ASSETS - 100.00%		1,663,039,998

Percentages are stated as a percent of net assets.
ADR	- American Depository Receipt
(a)	Non income producing security.
(b)	Foreign issue security.
(c)	Variable rate security. The rate shown is the rate in effect on December 31, 2006.
(d)	Investments held with Refco Capital Markets LTD and are curerntly being fair valued by the Advisor.
(e)	All or a portion of this security is on loan.
(f)	Restricted under Rule 144a of the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at December 31, 2006, was as follows*:

Leuthold Core Investment Fund
Cost of investments	$1,904,554,678
Gross unrealized appreciation	254,473,224
Gross unrealized depreciation	(11,336,516)
Net unrealized appreciation	$243,136,708

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Schedule of Investments
	December 31, 2006
	Leuthold Select Industries Fund

		Shares	Value
	COMMON STOCKS - 99.30%
	Airlines - 13.69%
	AMR Corp. (a) (d)	105,533	3,190,263
	Continental Airlines, Inc. (a) (d)	84,992	3,505,920
	U S Airways Group, Inc. (a) (d)	31,810	1,712,968
	Ual Corp. (a) (d)	51,173	2,251,612
			10,660,763
	Auto Components - 0.50%
	Magna Intl, Inc. (d)	4,871	392,359
	Building Products - 0.81%
	Masco Corp.	20,972	626,434
	Chemicals - 6.73%
	Air Products & Chemicals, Inc.	24,024	1,688,407
	Airgas, Inc.	22,439	909,228
	Ashland Inc New	8,504	588,307
	Georgia Gulf Corp.	17,581	339,489
	Praxair, Inc.	28,895	1,714,340
			5,239,771
	Communications Equipment - 1.92%
	Nice Sys Ltd. - ADR (a)	35,479	1,092,043
	Superior Essex, Inc. (a)	12,163	404,420
			1,496,463
	Diversified Minerals - 0.40%
	Teck Cominco Ltd	4,154	313,004
	Diversified Telecommunication Services - 2.38%
	Embarq Corp.	15,275	802,854
	Telefonos de Mexico SA de CV - ADR	37,211	1,051,583
			1,854,437
	Electronic Equipment & Instruments - 0.39%
	L-1 Identity Solutions, Inc. (a) (d)	19,969	302,131
	Food & Staples Retailing - 0.98%
	BJ's Wholesale Club, Inc. (a)	14,446	449,415
	Performance Food Group Co. (a)	11,439	316,174
			765,589
	Health Care Providers & Services - 2.89%
	Aetna, Inc.	25,888	1,117,844
	Health Net, Inc. (a)	10,126	492,731
	Magellan Health Services, Inc. (a)	7,439	321,514
	Molina Healthcare, Inc. (a) (d)	9,859	320,516
			2,252,605
	Household Durables - 0.61%
	Ethan Allen Interiors, Inc.	13,086	472,535
	Insurance - 10.51%
	Arch Capital Group Ltd. (a)	11,764	795,364
	Endurance Specialty Hldgs Ltd	10,387	379,957
	Everest Re Group Ltd.	19,063	1,870,271
	IPC Holdings Ltd	12,483	392,590
	Loews Corp. - Carolina Group	12,416	803,564
	Nationwide Financial Services	16,172	876,522
	Odyssey Re Holdings Corp. (d)	8,334	310,858
	PartnerRe Ltd	10,781	765,774
	Reinsurance Group Of America	8,037	447,661
	RenaissanceRe Holdings Ltd.	20,768	1,246,080
	Safety Insurance Group, Inc. (d)	5,846	296,451
			8,185,092
	IT Services - 0.99%
	Accenture Ltd.	20,839	769,584
	Life Science Tools & Services - 3.18%
	Covance, Inc. (a) (d)	5,770	339,911
	Millipore Corp. (a)	5,543	369,164
	Thermo Electron Corp. (a)	39,029	1,767,623
			2,476,698
	Machinery - 0.58%
	Kennametal, Inc.	7,607	447,672
	Metals & Mining - 21.22%
	Aluminum Corp of China Ltd. - ADR (d)	61,367	1,442,124
	BHP Billiton Ltd. - ADR (d)	57,584	2,288,964
	Century Aluminum Co. (a) (d)	45,472	2,030,325
	Cia Vale do Rio Doce - ADR	72,744	2,163,407
	Ipsco, Inc.	3,687	346,099
	PAN American Silver Corp. (a) (d)	9,720	244,652
	Phelps Dodge Corp.	24,438	2,925,717
	Rio Tinto PLC - ADR (d)	11,451	2,433,223
	Southern Copper Corp.	25,574	1,378,183
	Titanium Metals Corp. (a)	28,890	852,544
	United States Steel Corp. (d)	5,677	415,216
			16,520,454
	Multiline Retail - 0.99%
	Family Dollar Stores, Inc.	26,142	766,745
	Multi-Utilities & Unregulated Power - 2.29%
	Oneok, Inc.	41,379	1,784,262
	Oil & Gas - 4.24%
	Anadarko Petroleum Corp.	7,433	323,484
	ChevronTexaco Corp.	15,284	1,123,832
	Exxon Mobil Corp. (d)	14,576	1,116,959
	Occidental Petroleum Corp.	15,142	739,384
			3,303,659
	Pharmaceuticals - 15.42%
	Abbott Laboratories	20,804	1,013,363
	AstraZeneca PLC - ADR	28,626	1,532,922
	Bristol-Myers Squibb Co.	42,975	1,131,102
	Eli Lilly & Co.	12,375	644,738
	GlaxoSmithKline PLC ADR	22,406	1,182,141
	Johnson & Johnson	26,732	1,764,847
	Merck & Co., Inc.	41,132	1,793,355
	Novartis AG - ADR	29,153	1,674,548
	Pfizer, Inc.	24,677	639,134
	Wyeth	12,300	626,316
			12,002,466
	Software - 0.44%
	Verint Systems, Inc. (a)	9,947	340,983
	Specialty Retail - 1.50%
	Autozone, Inc. (a) (d)	3,872	447,448
	Claire's Stores, Inc. (d)	21,732	720,199
			1,167,647
	Textiles, Apparel & Luxury Goods - 1.50%
	Columbia Sportswear Co. (d)	5,211	290,253
	Fossil, Inc. (a)	18,692	422,065
	Jones Apparel Group, Inc.	13,656	456,520
			1,168,838
	Tobacco - 5.14%
	Altria Group, Inc. (d)	18,549	1,591,875
	Reynolds American, Inc. (d)	24,403	1,597,665
	UST, Inc.	13,900	808,980
			3,998,520
	TOTAL COMMON STOCKS (Cost $63,426,412)		77,308,711
		Principal
		Amount	Value
	SHORT TERM INVESTMENTS - 1.01%
	Commercial Paper - 1.01%
	US Bank Commercial Paper, 5.23166%
	01/02/2007	784,000	783,888
	Variable Rate Demand Notes - 0.00%
	U.S. Bank, N.A., 4.949%	168	168
	TOTAL SHORT TERM INVESTMENTS (Cost $784,055)		784,056

		Principal	Market
		Amount	Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.40%
	COMMERCIAL PAPER - 10.48%

	Antalis Funding, 5.42%, 01/02/07 (c) (e)	953,482	951,906
	Concord Minutemen Capital Co., 5.34%, 01/16/07 (e)	1,089,694	1,089,694
	Fenway Funding LLC, 5.39%, 01/02/07 (c) (e)	885,376	884,846
	Jupiter Sect, 4.39%, 01/05/07 (c) (e)	885,376	884,450
	KKR Atlantic Funding, 5.35%, 01/03/07 (c) (e)	544,847	542,029
	Laguna Corp., 5.35%, 01/26/07 (c) (e)	885,376	876,643
	Lakeside Funding LLC, 5.35%, 01/08/07 (e)	510,794	510,794
	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (e)	851,323	849,669
	Park Granada, 5.36%, 01/02/07 (e)	582,475	582,128
	Rams Funding LLC, 5.36%, 01/26/07 (e)	681,058	677,227
	Rams Funding LLC, 5.36%, 01/17/07 (e)	306,476	304,843
	TOTAL COMMERCIAL PAPER (Cost $8,154,229)		8,154,229
		Shares
	MUTUAL FUND - 0.00%
	AIM Short Term Liquid Asset Fund	27	27
	TOTAL MUTUAL FUND (Cost $27)		27

		Principal	Market
		Amount	Value
	REPURCHASE AGREEMENTS - 15.92%
	ABN-AMRO Bank Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	1,702,646	1,702,646
	(Collateralized by U.S. Government Agency Issues, value $1,735,810, 7.05% to 7.88%, 07/30/30 to 05/01/37)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	851,323	851,323
	(Collateralized by non-U.S. Government debt securities, value $891,618, 5.26%, 09/15/39)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	851,323	851,323
	(Collateralized by Freddie Mac Collateralized Mortgage Obligations, value $866,158, 0.00% to 9.82%, 05/15/31 to 10/15/36)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	132,806	132,806
	(Collateralized by Fannie Mae Collateralized Mortgage Obligations, value $134,756, 0.00%, 08/15/35 to 05/25/36)
	CS First Boston Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	340,529	340,529
	(Collateralized by Fannie Mae Collateralized Mortgage Obligations, value $346,785, 0.00%, 09/15/35 to 05/15/36)
	CS First Boston Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	170,265	170,265
	(Collateralized by non-U.S. Government debt securities, value $178,358, 5.26%, 09/15/39)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	1,702,646	1,702,646
	(Collateralized by non-U.S. Government debt securities, value $1,729,818, 5.00% to 5.50%, 09/01/35 to 01/01/37)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	1,191,852	1,191,852
	(Collateralized by non-U.S. Government debt securities, value $1,210,837, 0.00% to 8.74%, 04/15/06 to 08/25/46)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	1,362,117	1,362,117
	(Collateralized by non-U.S. Government debt securities, value $1,383,543, 5.00% to 5.50%, 12/01/22 to 09/01/35)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	1,702,646	1,702,646
	(Collateralized by non-U.S. Government debt securities, value $1,727,929, 5.00%, 09/01/35)
	Merrill Lynch Repurchase Agreement, 5.35%, 12/29/06, maturing 01/02/07	2,383,705	2,383,705
	(Collateralized by non-U.S. Government debt securities, value $2,502,341, 0.00% to 6.00%, 12/21/07 to 10/01/43)
	TOTAL REPURCHASE AGREEMENTS (Cost $12,391,858)		12,391,858
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $20,546,114)		20,546,114

	Total Investments (Cost $84,756,581) - 126.71%		98,638,881
	Liabilities in Excess of Other Assets - (26.71)%		-20,790,414
	TOTAL NET ASSETS - 100.00%		77,848,467

Percentages are stated as a percent of net assets.
ADR	- American Depository Receipt
(a)	Non income producing security.
(b)	Foreign issue security.
(c)	Variable rate security. The rate shown is the rate in effect on December 31, 2006.
(d)	All or a portion of this security is on loan.
(e)	Restricted under Rule 144a of the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at December 31, 2006, was as follows*:

Leuthold Select Industries Fund
Cost of investments	$84,756,581
Gross unrealized appreciation	14,398,019
Gross unrealized depreciation	(515,719)
Net unrealized appreciation	$13,882,300

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Schedule of Investments
	December 31, 2006
	Leuthold Grizzly Short Fund

			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 6.80%
	Commercial Paper - 6.80%
	US Bank Commercial Paper, 5.23166%
	01/02/2007		2,128,000	2,127,695
	Variable Rate Demand Notes - 0.00%
	U.S. Bank, N.A., 4.949%		676	676
	TOTAL SHORT TERM INVESTMENTS (Cost $2,128,371)			2,128,371
	Total Investments (Cost $2,128,371) - 6.80%			2,128,371
	Other Assets in Excess of Liabilities - 93.20%			29,155,693
	TOTAL NET ASSETS - 100.00%			31,284,064

	Schedule of Securities Sold Short
	December 31, 2006
	Leuthold Grizzly Short Fund

	COMMON STOCKS - 97.33%		Shares	Value
	Advertising - 2.50%
	RH Donnelley Corp. (a)		12,490	783,498
	Airlines - 1.85%
	JetBlue Airways Corp. (a)		40,767	578,891
	Automobile Manufacturers - 1.42%
	Ford Motor Co.		59,323	445,516
	Banks, Regional - 4.89%
	Marshall & Ilsley Corp.		11,460	551,341
	Pacific Capital Bancorp		14,143	474,922
	Westamerica Bancorporation		9,942	503,363
				1,529,626
	Broadcasting & Cable TV - 1.56%
	NTL Inc.		19,345	488,268
	Building Products - 1.57%
	Lennox International, Inc.		16,076	492,086
	Coal & Consumable Fuels - 4.11%
	Consol Energy, Inc.		13,288	426,943
	Foundation Coal Holdings, Inc.		12,970	411,927
	Massey Energy Co.		19,249	447,154
				1,286,024
	Communication Equipment - 1.43%
	Andrew Corp. (a)		43,670	446,744
	Computer Storage & Peripherals - 1.46%
	Intermec, Inc. (a)		18,787	455,961
	Data Processing & Outsources Services - 4.82%
	Fidelity National Information Services		13,932	558,534
	First Data Corp.		19,220	490,494
	Iron Mountain, Inc. (a)		11,105	459,081
				1,508,109
	Electronic Equipment Manufacturers - 1.49%
	Lg Philip LCD Co., Ltd. - ADR (a)		30,987	466,974
	Gas Utilities - 1.92%
	Equitable Resources, Inc.		14,422	602,119

	Health Care Equipment - 2.99%
	Mentor Corp.		9,913	484,448
	Sirona Dental Systems, Inc.		11,711	450,991
				935,439
	Health Care Supplies - 2.58%
	Cooper Cos, Inc.		8,490	377,805
	Kyphon, Inc. (a)		10,595	428,038
				805,843
	Homebuilding - 10.17%
	Centex Corp.		10,817	608,673
	DR Horton, Inc.		17,278	457,694
	Hovnanian Enterprises, Inc. (a)		12,951	439,039
	Pulte Homes, Inc.		15,528	514,287
	Standard-Pacific Corp.		21,918	587,183
	Toll Brothers, Inc. (a)		17,797	573,597
				3,180,473
	Insurance Brokers - 1.66%
	Willis Group Holdings Ltd.		13,086	519,645
	Internet Retail - 1.56%
	Amazon.Com, Inc. (a)		12,393	489,028
	Internet Software & Services - 1.39%
	eBay, Inc. (a)		14,422	433,670
	Life & Health Insurance - 2.99%
	Conseco, Inc. (a)		22,556	450,669
	UnumProvident Corp.		23,354	485,296
				935,965
	Multi-Utilities - 3.51%
	CMS Energy Corp. (a)		32,469	542,232
	Energy East Corp.		22,460	557,008
				1,099,240
	Oil & Gas Exploration & Production - 6.39%
	Cheniere Energy, Inc. (a)		15,672	452,451
	Forest Oil Corp. (a)		14,461	472,585
	Newfield Exploration Co. (a)		11,586	532,377
	Pioneer Natural Resources Co.		13,663	542,284
				1,999,697
	Packaged Foods - 3.24%
	Pilgrim's Pride Corp.		16,307	479,915
	Tyson Foods, Inc.		32,479	534,280
				1,014,195
	Paper Products - 1.80%
	MeadWestvaco Corp.		18,758	563,865
	Pharmaceuticals - 1.45%
	Allergan, Inc.		3,788	453,575
	Publishing & Printing - 1.72%
	New York Times Co.		22,085	537,991
	Restaurants - 1.52%
	Wendy's International, Inc.		14,355	475,007
	Semiconductors - 5.25%
	Intel Corp.		30,968	627,102
	International Rectifier Corp. (a)		15,932	613,860
	PMC - Sierra, Inc. (a)		59,967	402,379
				1,643,341
	Specialized Consumer Services - 1.66%
	H&R Block, Inc.		22,527	519,022
	Systems Software - 1.82%
	Ca, Inc.		25,143	569,489
	Telecommunications Equipment - 1.89%
	Nortel Networks Corp New (a)		22,124	591,375
	Thrifts & Mortgage Finance - 5.52%
	Astoria Financial Corp.		16,614	501,078
	New York Community Bancorp, Inc.		43,074	693,491
	Sovereign Bancorp, Inc.		20,970	532,428
				1,726,997
	Tobacco - 1.43%
	Omnicare, Inc.		11,567	446,833
	Trading Companies - 1.67%
	GATX Corp.		12,057	522,430
	Trucking - 1.39%
	Yrc Worldwide, Inc. (a)		11,528	434,951
	Water Transportation - 1.89%
	Alexander & Baldwin, Inc.		13,365	592,604
	Water Utilities - 1.35%
	Aqua America, Inc.		18,537	422,273
	Wireless Telecom Services - 1.44%
	Sprint Corp.		23,903	451,528
	Total Securities Sold Short (Proceeds $30,077,100)			30,448,292

	Percentages are stated as a percent of net assets.
ADR	- American Depository Receipt
(a)	Non income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2006, was as follows*:

	Grizzly Short Fund
	Cost of investments	$ 2,128,371
	Gross unrealized appreciation	$ -
	Gross unrealized depreciation	$ -
	Net unrealized appreciation	$ -

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

	Schedule of Investments
	December 31, 2006
	Leuthold Asset Allocation Fund

		Shares	Value
	COMMON STOCKS - 54.31%
	Accident And Health Insurance - 0.11%
	PartnerRe Ltd	3,852	273,608
	Aerospace & Defense - 0.46%
	Lockheed Martin Corp.	12,711	1,170,302
	Airlines - 0.32%
	ExpressJet Holdings, Inc. (a) (d)	3,665	29,687
	Republic Airways Holdings, Inc. (a)	8,010	134,408
	Skywest, Inc.	25,581	652,571
			816,666
	Auto Components - 0.19%
	Bandag, Inc.	1,765	89,009
	Magna Intl, Inc. (d)	4,684	377,296
			466,305
	Automobiles - 0.16%
	General Motors Corp. (d)	12,965	398,285
	Building Products - 0.39%
	USG Corp. (a) (d)	17,778	974,234
	Capital Markets - 0.96%
	Knight Capital Group, Inc. (a) (d)	60,957	1,168,546
	MCG Capital Corp.	4,276	86,888
	SEI Investments Co.	19,645	1,170,056
			2,425,490
	Chemicals - 3.54%
	Albemarle Corp.	19,645	1,410,511
	Ashland Inc New	28,335	1,960,215
	Eastman Chemical Co. (d)	35,073	2,080,180
	Lyondell Chemical Co.	67,886	1,735,845
	Methanex Corp.	52,579	1,439,087
	NL Industries (d)	7,891	81,593
	Westlake Chemical Corp.	6,805	213,541
			8,920,972
	Commercial Banks - 2.22%
	Bancorpsouth, Inc.	9,282	248,943
	Bank of America Corp.	14,339	765,559
	Chemical Financial Corp.	2,528	84,182
	Citizens Banking Corp. (d)	2,953	78,255
	Comerica, Inc. (d)	7,670	450,076
	First Horizon National Corp.	8,196	342,429
	Huntington Bancshares, Inc. (d)	12,965	307,919
	KeyCorp	12,252	465,944
	National City Corp. (d)	12,015	439,268
	Popular, Inc.	17,767	318,918
	Regions Financial Corp.	8,722	326,203
	SunTrust Banks, Inc.	6,041	510,162
	Td Banknorth, Inc.	15,273	493,012
	Wachovia Corp.	9,096	518,017
	Whitney Holding Corp.	7,382	240,801
			5,589,688
	Commercial Services & Supplies - 0.20%
	Career Education Corp. (a)	9,745	241,481
	Steelcase, Inc.	13,881	252,079
			493,560
	Communications Equipment - 1.70%
	Alcatel SA - ADR (d)	148,051	2,105,285
	Powerwave Technologies, Inc. (a) (d)	108,998	703,037
	QUALCOMM, Inc.	18,361	693,862
	Sirf Technology Holdings, Inc. (a) (d)	30,892	788,364
			4,290,548
	Computers & Peripherals - 0.29%
	Komag, Inc. (a)	2,257	85,495
	Palm Inc (a) (d)	10,623	149,678
	Seagate Technology (d)	18,252	483,678
			718,851
	Construction Materials - 0.45%
	Eagle Materials, Inc. (d)	26,229	1,133,880
	Consumer Finance - 0.98%
	Capital One Financial Corp.	7,891	606,187
	CompuCredit Corp. (a) (d)	6,618	263,462
	The First Marblehead Corp	29,468	1,610,426
			2,480,075
	Distributors - 0.43%
	WESCO International, Inc. (a)	18,489	1,087,338
	Diversified Financial Services - 1.09%
	Citigroup, Inc.	15,273	850,706
	J.P. Morgan Chase & Co.	39,267	1,896,596
			2,747,302
	Diversified Telecommunication Services - 0.95%
	At&t, Inc.	33,512	1,198,054
	Telekomunikasi Indonesia Tbk PT - ADR	26,001	1,185,646
			2,383,700
	Electric Utilities - 0.52%
	Allete, Inc.	1,493	69,484
	Hawaiian Electric Industries	4,955	134,528
	PG&E Corp.	10,335	489,156
	Pinnacle West Capital Corp.	5,396	273,523
	TECO Energy, Inc.	19,227	331,281
			1,297,972
	Electrical Equipment - 2.23%
	Acuity Brands, Inc.	23,865	1,241,935
	FuelCell Energy, Inc. (a) (d)	31,767	205,215
	General Cable Corp. (a) (d)	30,912	1,351,164
	Genlyte Group, Inc. (a) (d)	15,312	1,196,020
	Rockwell Automation, Inc.	7,577	462,803
	Suntech Power Holdings Co., Ltd - ADR (a) (d)	33,807	1,149,776
			5,606,913
	Electronic Equipment & Instruments - 0.55%
	Anixter International, Inc. (a)	20,512	1,113,802
	Plexus Corp. (a) (d)	11,658	278,393
			1,392,195
	Energy Equipment & Services - 1.82%
	Bristow Group, Inc. (a) (d)	2,528	91,236
	Halliburton Co.	47,504	1,474,999
	Helmerich & Payne, Inc.	38,470	941,361
	Lone Star Technologies (a)	3,139	151,959
	Pioneer Drilling Co. (a)	5,922	78,644
	Rowan Cos, Inc. (d)	9,130	303,116
	RPC, Inc.	18,361	309,934
	Tenaris SA - ADR	24,425	1,218,563
			4,569,812
	Food & Staples Retailing - 0.38%
	Supervalu, Inc.	27,007	965,500
	Health Care Equipment & Supplies - 0.11%
	St Jude Medical, Inc. (a)	7,577	277,015
	Health Care Providers & Services - 0.67%
	AMERIGROUP Corp. (a) (d)	37,846	1,358,293
	Chemed Corp.	6,995	258,675
	Kindred Healthcare, Inc. (a)	2,953	74,563
			1,691,531
	Hotels And Motels - 0.06%
	Sunstone Hotel Invs Inc	5,922	158,295
	Household Durables - 0.90%
	Furniture Brands International, Inc. (d)	60,348	979,448
	Technical Olympic USA, Inc.	13,661	138,933
	Tempur-Pedic International, Inc. (a) (d)	56,335	1,152,614
			2,270,995
	Insurance - 4.45%
	ACE Ltd.	24,886	1,507,345
	The Allstate Corp.	9,859	641,920
	American Financial Group Inc.	10,385	372,925
	Arch Capital Group Ltd. (a)	4,412	298,295
	Argonaut Group, Inc. (a)	2,528	88,126
	Chubb Corp.	25,192	1,332,909
	CNA Financial Corp. (a) (d)	29,756	1,199,762
	Commerce Group, Inc.	8,196	243,831
	Genworth Financial, Inc.	13,881	474,869
	LandAmerica Financial Group, Inc. (d)	1,442	91,005
	Lincoln National Corp.	17,533	1,164,191
	Mercury General Corp.	4,276	225,474
	Nationwide Financial Services	6,092	330,186
	Old Republic International Corp.	58,774	1,368,259
	Protective Life Corp.	5,244	249,090
	Safety Insurance Group, Inc.	10,825	548,936
	The St. Paul Travelers Companies Inc.	11,828	635,045
	Unitrin, Inc.	4,955	248,295
	Zenith National Insurance Corp. (d)	3,665	171,925
			11,192,388
	Internet Software & Services - 0.03%
	United Online, Inc.	5,634	74,820
	IT Services - 0.48%
	Infosys Technologies Ltd - ADR	21,956	1,197,919
	Leisure Equipment & Products - 0.58%
	Brunswick Corp.	7,670	244,673
	Jakks Pacific, Inc. (a) (d)	3,665	80,043
	Mattel, Inc.	50,268	1,139,073
			1,463,789
	Machinery - 1.75%
	Bucyrus International, Inc. - Class A (d)	23,112	1,196,277
	Joy Global, Inc.	11,949	577,615
	Manitowoc Co.	19,356	1,150,327
	Terex Corp. (a)	22,823	1,473,909
			4,398,128
	Media - 1.30%
	DIRECTV Group Inc (a)	53,157	1,325,735
	Focus Media Hldg Ltd. - ADR (a) (d)	16,467	1,093,244
	Rcn Corp. (a)	25,451	767,348
	Westwood One, Inc.	11,132	78,592
			3,264,919
	Metals & Mining - 8.96%
	Allegheny Technologies, Inc.	12,134	1,100,311
	Aur Res, Inc. (b)	20,377	423,913
	Cia de Minas Buenaventura SA - ADR	19,506	547,338
	First Quantum Minerals Ltd (b)	8,242	443,498
	Fnx Mining Co, Inc. (a) (b)	29,821	467,204
	Gerdau Ameristeel Corp.	32,124	286,546
	Goldcorp, Inc.	34,854	991,248
	Hudbay Minerals, Inc. (a) (b)	24,377	456,540
	Inmet Mng Corp. (b)	8,018	429,107
	Ipsco, Inc. (d)	3,665	344,033
	Lionore Mng Intl Ltd (a) (b)	43,218	491,050
	Newcrest Mining Ltd.	22,809	474,411
	Newmont Mining Corp. (d)	41,676	1,881,671
	Northgate Minerals Corp. (a) (d)	26,066	90,710
	Oxiana Ltd	180,391	451,380
	Peabody Energy Corp.	22,149	895,041
	Phelps Dodge Corp.	17,050	2,041,226
	Southern Copper Corp.	95,902	5,168,159
	Tenke Mining Corp. (a) (b)	31,190	461,371
	Titanium Metals Corp. (a)	150,551	4,442,760
	United States Steel Corp.	6,805	497,718
	Worthington Industries (d)	9,130	161,784
			22,547,019
	Multiline Retail - 1.83%
	Big Lots, Inc. (a) (d)	50,297	1,152,807
	Dillard's Inc.	31,779	1,111,312
	JC Penney Co Inc Holding Co.	16,178	1,251,530
	Kohl's Corp. (a)	15,889	1,087,284
			4,602,933
	Oil & Gas - 2.26%
	Arch Coal, Inc. (d)	29,435	883,933
	BG Group PLC - ADR (d)	16,178	1,107,222
	Canadian Natural Resources Ltd.	29,435	1,566,825
	ChevronTexaco Corp.	8,909	655,079
	Overseas Shipholding Group, Inc. (d)	4,056	228,353
	Statoil ASA - ADR	9,326	245,460
	Tesoro Petroleum Corp.	4,955	325,890
	Valero Energy Corp.	13,115	670,964
			5,683,726
	Oil Drilling, Equipment & Services - 0.23%
	Devon Energy Corp.	8,655	580,577
	Oil, Gas & Consumable Fuels - 0.16%
	General Maritime Corp.	2,257	79,424
	Teekay Shipping Corp.	5,634	245,755
	Tsakos Energy Navigation Ltd. (d)	1,765	81,013
			406,192
	Paper & Forest Products - 0.10%
	Louisiana-Pacific Corp.	12,252	263,786
	Personal Products - 0.58%
	NBTY, Inc. (a) (d)	35,245	1,465,135

	Pharmaceuticals - 1.54%
	Adolor Corp. (a)	30,892	232,308
	AstraZeneca Plc - ADR	17,045	912,760
	Biovail Corp.	13,462	284,856
	Forest Laboratories, Inc. (a) (d)	23,690	1,198,714
	Merck & Co., Inc. (d)	26,290	1,146,244
	Par Pharmaceutical Cos, Inc. (a)	4,276	95,654
			3,870,536
	Real Estate - 0.71%
	Anthracite Capital, Inc.	6,618	84,247
	Arbor Realty Trust, Inc.	2,732	82,206
	Ashford Hospitality Trust, Inc.	6,618	82,394
	Cb Richard Ellis Group, Inc. (a) (d)	43,623	1,448,284
	RAIT Investment Trust	2,732	94,199
			1,791,330
	Real Estate Investment Trusts - 0.03%
	Newcastle Investment Corp.	2,732	85,566
	Real Estate Management & Development - 0.54%
	Jones Lang LaSalle, Inc.	14,734	1,358,033
	Road & Rail - 0.13%
	Arkansas Best Corp. (d)	1,765	63,540
	Laidlaw International, Inc.	8,281	251,991
			315,531
	Semiconductor & Semiconductor Equipment - 1.13%
	Analog Devices, Inc.	22,732	747,201
	Emcore Corp. (a) (d)	37,596	207,906
	Genesis Microchip, Inc. (a)	18,944	192,092
	Marvell Technology Group Ltd. (a)	52,459	1,006,688
	Omnivision Technologies, Inc. (a) (d)	50,128	684,247
			2,838,134
	Software - 1.59%
	Amdocs Ltd. (a)	32,645	1,264,994
	NAVTEQ Corp. (a) (d)	21,763	761,052
	Oracle Corp. (a)	71,189	1,220,179
	Red Hat, Inc. (a) (d)	32,718	752,514
			3,998,739
	Specialty Retail - 2.36%
	Abercrombie & Fitch Co. (d)	14,734	1,025,928
	AnnTaylor Stores Corp. (a)	26,290	863,364
	Circuit City Stores, Inc.	46,801	888,283
	Dick's Sporting Goods, Inc. (a)	21,956	1,075,624
	Guess ?, Inc. (a) (d)	15,312	971,240
	Office Depot, Inc. (a)	27,445	1,047,576
	Rush Enterprises, Inc., Class A (a)	4,276	72,350
			5,944,365
	State Commercial Banks - 0.03%
	W. Holding Co, Inc.	12,965	77,271
	Telephone Communications, Except Radiotelephone - 0.50%
	BT Group PLC - ADR	21,089	1,263,020
	Textiles, Apparel & Luxury Goods - 0.03%
	Kenneth Cole Productions, Inc.	3,139	75,305
	Thrifts & Mortgage Finance - 0.33%
	CharterMac	3,937	84,527
	Flagstar Bancorp, Inc. (d)	5,464	81,086
	IndyMac Bancorp, Inc. (d)	7,025	317,249
	The PMI Group Inc.	7,382	348,209
			831,071
	Tobacco - 0.03%
	Universal Corp.	1,765	86,503
	Wireless Telecommunication Services - 0.97%
	America Movil SA de CV - ADR	26,579	1,201,903
	Vimpel-Communications - ADR (a)	15,758	1,244,094
			2,445,997
	TOTAL COMMON STOCKS (Cost $131,488,531)		136,723,764
	INVESTMENT COMPANIES - 11.59%
	Exchange Traded Funds - 8.51%
	iShares China 25 Fund (d)	56,624	6,310,745
	iShares MSCI Brazil Index Fund (d)	40,157	1,881,355
	iShares MSCI Emerging Markets Index Fund (d)	10,978	1,253,358
	iShares MSCI Japan Index Fund	380,766	5,410,685
	iShares MSCI Malaysia Index Fund (d)	73,958	673,018
	iShares MSCI South Africa Fund (d)	7,511	863,915
	iShares MSCI South Korea Index Fund (d)	53,157	2,625,956
	iShares MSCI Taiwan Index Fund	52,001	754,535
	iShares S&P Latin America Fund (d)	9,823	1,669,222
			21,442,789
	Mutual Fund - 3.08%
	Fidelity Japan Fund	53,150	912,586
	ING Russia Fund	30,082	1,907,504
	Japan Smaller Cap Fund (d)	140,115	1,803,280
	Matthews India Fund (a)	55,992	862,831
	Matthews Japan Fund	25,164	438,107
	US Global Investors Accolade Funds - Eastern European Fund (a)	40,196	1,820,859
			7,745,167
	TOTAL INVESTMENT COMPANIES (Cost $26,336,308)		29,187,956
		Principal
		Amount	Value
	CORPORATE BONDS - 3.64%
	Consumer Finance - 3.64%
	General Motors Acceptance Corp.
	7.750%, 01/19/2010	3,392,000	3,550,288
	General Motors Acceptance Corp.
	7.250%, 03/02/2011	2,492,000	2,591,515
	General Motors Acceptance Corp.
	5.625%, 05/15/2009	3,046,000	3,021,952
	TOTAL CORPORATE BONDS (Cost $8,894,387)		9,163,755
	FOREIGN GOVERNMENT AGENCY ISSUES - 4.52%
	Australian Government (b)
	5.250%, 08/15/2010	8,740,000	6,717,410
	New Zealand Government (b)
	6.000%, 11/15/2011	6,700,000	4,648,767
	TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $11,420,931)		11,366,177
	U.S. TREASURY OBLIGATIONS - 13.93%
	U.S. Treasury Note - 13.93%
	3.750%, 05/15/2008 (d)	7,293,000	7,181,329
	4.250%, 10/15/2010 (d)	14,382,000	14,159,525
	4.875%, 04/30/2011 (d)	13,628,000	13,716,364
			35,057,218
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,108,305)		35,057,218

	SHORT TERM INVESTMENTS - 8.40%
	Commercial Paper - 8.40%
	Rabobank Commercial Paper 5.21139%
	01/02/2007	9,367,000	9,365,663
	US Bank Commercial Paper 5.23166%
	01/02/2007	11,791,000	11,789,310
			21,154,973
	Variable Rate Demand Notes - 0.00%
	U.S. Bank, N.A., 4.949%	259	259
	TOTAL SHORT TERM INVESTMENTS (Cost $21,155,232)		21,155,232

		Principal	Market
		Amount	Value
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 26.39%
	COMMERCIAL PAPER - 10.47%

	Antalis Funding, 5.42%, 01/02/07 (c) (e)	3,083,418	3,078,321
	Concord Minutemen Capital Co., 5.34%, 01/16/07 (e)	3,523,906	3,523,906
	Fenway Funding LLC, 5.39%, 01/02/07 (c) (e)	2,863,174	2,861,459
	Jupiter Sect, 4.39%, 01/05/07 (c) (e)	2,863,174	2,860,179
	KKR Atlantic Funding, 5.35%, 01/03/07 (c) (e)	1,761,953	1,752,840
	Laguna Corp., 5.35%, 01/26/07 (c) (e)	2,863,174	2,834,932
	Lakeside Funding LLC, 5.35%, 01/08/07 (e)	1,651,831	1,651,831
	Mortgage Interest Networking Trust, 5.39%, 01/11/07 (e)	2,753,052	2,747,703
	Park Granada, 5.36%, 01/02/07 (e)	1,883,638	1,882,516
	Rams Funding LLC, 5.36%, 01/26/07 (e)	2,202,441	2,190,050
	Rams Funding LLC, 5.36%, 01/17/07 (e)	991,099	985,816
	TOTAL COMMERCIAL PAPER (Cost $26,369,553)		26,369,553
		Shares
	MUTUAL FUND - 0.00%
	AIM Short Term Liquid Asset Fund	88	88
	TOTAL MUTUAL FUND (Cost $88)		88

		Principal	Market
		Amount	Value
	REPURCHASE AGREEMENTS - 15.92%
	ABN-AMRO Bank Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	5,506,103	5,506,103
	(Collateralized by U.S. Government Agency Issues, value $5,613,350, 7.05% to 7.88%, 07/30/30 to 05/01/37)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	2,753,052	2,753,052
	(Collateralized by non-U.S. Government debt securities, value $2,883,360, 5.26%, 09/15/39)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	2,753,052	2,753,052
	(Collateralized by Freddie Mac Collateralized Mortgage Obligations, value $2,801,026, 0.00% to 9.82%, 05/15/31 to 10/15/36)
	CS First Boston Repurchase Agreement, 5.32%, 12/29/06, maturing 01/02/07	429,476	429,476
	(Collateralized by Fannie Mae Collateralized Mortgage Obligations, value $435,779, 0.00%, 08/15/35 to 05/25/36)
	CS First Boston Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	1,101,221	1,101,221
	(Collateralized by Fannie Mae Collateralized Mortgage Obligations, value $1,121,451, 0.00%, 09/15/35 to 05/15/36)
	CS First Boston Repurchase Agreement, 5.36%, 12/29/06, maturing 01/02/07	550,610	550,610
	(Collateralized by non-U.S. Government debt securities, value $576,782, 5.26%, 09/15/39)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	5,506,103	5,506,103
	(Collateralized by non-U.S. Government debt securities, value $5,593,973, 5.00% to 5.50%, 09/01/35 to 01/01/37)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	3,854,272	3,854,272
	(Collateralized by non-U.S. Government debt securities, value $3,915,665, 0.00% to 8.74%, 04/15/06 to 08/25/46)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	4,404,883	4,404,883
	(Collateralized by non-U.S. Government debt securities, value $4,474,171, 5.00% to 5.50%, 12/01/22 to 09/01/35)
	Merrill Lynch Repurchase Agreement, 5.30%, 12/29/06, maturing 01/02/07	5,506,103	5,506,103
	(Collateralized by non-U.S. Government debt securities, value $5,587,866, 5.00%, 09/01/35)
	Merrill Lynch Repurchase Agreement, 5.35%, 12/29/06, maturing 01/02/07	7,708,545	7,708,545
	(Collateralized by non-U.S. Government debt securities, value $8,092,197, 0.00% to 6.00%, 12/21/07 to 10/01/43)
	TOTAL REPURCHASE AGREEMENTS (Cost $40,073,420)		40,073,420
	TOTAL INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL (Cost $66,443,061)		66,443,061

	Total Investments (Cost $300,846,755) - 122.78%		309,097,163
	Liabilities in Excess of Other Assets - (22.78)%		-57,351,061
	TOTAL NET ASSETS - 100.00%		251,746,102

Percentages are stated as a percent of net assets.
ADR	- American Depository Receipt
(a)	Non income producing security.
(b)	Foreign issue security.
(c)	Variable rate security. The rate shown is the rate in effect on December 31, 2006.
(d)	All or a portion of this security is on loan.
(e)	Restricted under Rule 144a of the Securities Act of 1933.

The cost basis of investments for federal income tax purposes at December 31, 2006, was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$300,846,755
Gross unrealized appreciation	11,234,275
Gross unrealized depreciation	(2,983,867)
Net unrealized appreciation	$8,250,408	$8,250,409

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

	Schedule of Investments
	December 31, 2006
	Leuthold Select Equities Fund

			Shares	Value
	COMMON STOCKS - 99.47%
	Aerospace & Defense - 1.96%
	Lockheed Martin Corp.		1,330	122,453
	Capital Markets - 1.92%
	SEI Investments Co.		2,013	119,894
	Chemicals - 4.70%
	Albemarle Corp.		2,013	144,533
	Methanex Corp.		5,416	148,236
				292,769
	Consumer Finance - 2.71%
	The First Marblehead Corporation		3,090	168,868
	Distributors - 1.82%
	WESCO International, Inc. (a)		1,931	113,562
	Diversified Financial Services - 1.87%
	J.P. Morgan Chase & Co.		2,413	116,548
	Diversified Telecommunication Services - 4.01%
	At&t, Inc.		3,485	124,589
	Telekomunikasi Indonesia Tbk PT - ADR		2,745	125,172
				249,761
	Electrical Equipment - 6.30%
	Acuity Brands, Inc.		2,349	122,242
	General Cable Corp. (a)		3,226	141,008
	Genlyte Group, Inc. (a)		1,660	129,663
				392,913
	Electronic Equipment & Instruments - 1.90%
	Anixter International, Inc. (a)		2,184	118,591
	Energy Equipment & Services - 1.92%
	Tenaris SA - ADR		2,404	119,936
	Health Care Providers & Services - 2.22%
	AMERIGROUP Corp. (a)		3,848	138,105
	Household Durables - 1.90%
	Tempur-Pedic International, Inc. (a)		5,784	118,341
	Insurance - 1.96%
	CNA Financial Corp. (a)		3,031	122,210
	Investment Banking & Brokerage - 1.95%
	Knight Capital Group, Inc. (a)		6,345	121,634
	IT Services - 2.00%
	Infosys Technologies Ltd - ADR		2,284	124,615
	Leisure Equipment & Products - 1.88%
	Mattel, Inc.		5,180	117,379
	Machinery - 6.32%
	Bucyrus International, Inc. - Class A		2,413	124,897
	Manitowoc Co.		2,034	120,880
	Terex Corp. (a)		2,296	148,276
				394,053
	Media - 3.99%
	DIRECTV Group Inc/The (a)		5,592	139,464
	Focus Media Hldg Ltd. - ADR (a)		1,648	109,411
				248,875
	Metals & Mining - 5.79%
	Allegheny Technologies, Inc.		1,213	109,995
	Southern Copper Corp.		2,473	133,270
	Titanium Metals Corp. (a)		3,978	117,391
				360,656
	Multiline Retail - 7.79%
	Big Lots, Inc. (a)		5,550	127,206
	Dillard's Inc.		3,355	117,325
	JC Penney Co Inc Holding Co.		1,683	130,197
	Kohl's Corp. (a)		1,624	111,130
				485,858
	Oil & Gas - 1.77%
	Bg PLC - ADR		1,612	110,325
	Personal Products - 2.47%
	NBTY, Inc. (a)		3,697	153,684
	Pharmaceuticals - 5.42%
	AstraZeneca Plc - ADR		1,778	95,212
	Forest Laboratories, Inc. (a)		2,437	123,312
	Merck & Co., Inc.		2,732	119,115
				337,639
	Real Estate Management & Development - 4.65%
	Cb Richard Ellis Group, Inc. (a)		4,556	151,259
	Jones Lang LaSalle, Inc.		1,507	138,900
				290,159
	Software - 4.03%
	Amdocs Ltd. (a)		3,379	130,936
	Oracle Corp. (a)		7,006	120,083
				251,019
	Specialty Retail - 9.89%
	Abercrombie & Fitch Co.		1,507	104,933
	AnnTaylor Stores Corp. (a)		2,754	90,441
	Circuit City Stores, Inc.		4,685	88,921
	Dick's Sporting Goods, Inc. (a)		2,341	114,686
	Guess ?, Inc. (a)		1,761	111,700
	Office Depot, Inc. (a)		2,776	105,960
				616,641
	Telecommunication Services - 2.10%
	BT Group PLC - ADR		2,183	130,740
	Wireless Telecommunication Services - 4.23%
	America Movil SA de CV - ADR		2,790	126,164
	Vimpel-Communications - ADR (a)		1,739	137,294
				263,458
	TOTAL COMMON STOCKS (Cost $5,787,380)			6,200,686

	Total Investments (Cost $5,787,380) - 99.47%			6,200,686
	Other Assets in Excess of Liabilities - 0.53%			32,915
	TOTAL NET ASSETS - 100.00%			6,233,601

	Percentages are stated as a percent of net assets.
ADR	- American Depository Receipt
(a)	Non income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2006, was as follows*:

	Leuthold Select Equities Fund
	Cost of investments	$5,787,380
	Gross unrealized appreciation	560,040
	Gross unrealized depreciation	(146,734)
	Net unrealized appreciation	$413,306

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

	Schedule of Investments
	December 31, 2006
	Leuthold Undervalued & Unloved Fund

			Shares	Value
	COMMON STOCKS - 97.07%
	Airlines - 1.10%
	ExpressJet Holdings, Inc. (a)		216	1,750
	Republic Airways Holdings, Inc. (a)		472	7,920
	Skywest, Inc.		332	8,469
				18,139
	Auto Components - 1.67%
	Bandag, Inc.		104	5,244
	Magna Intl, Inc.		276	22,232
				27,476
	Automobiles - 1.43%
	General Motors Corp.		764	23,470
	Capital Markets - 0.31%
	MCG Capital Corp.		252	5,121
	Chemicals - 4.54%
	Ashland, Inc.		292	20,201
	Eastman Chemical Co.		309	18,327
	Lyondell Chemical Co.		740	18,922
	NL Industries		465	4,808
	Westlake Chemical Corp.		401	12,583
				74,841
	Commercial Banks - 20.28%
	Bancorpsouth, Inc.		547	14,670
	Bank of America Corp.		845	45,115
	Chemical Financial Corp.		149	4,962
	Citizens Banking Corp.		174	4,611
	Comerica, Inc.		452	26,523
	First Horizon National Corp.		483	20,180
	Huntington Bancshares, Inc.		764	18,145
	KeyCorp		722	27,458
	National City Corp.		708	25,884
	Popular, Inc.		1,047	18,794
	Regions Financial Corp.		514	19,224
	SunTrust Banks, Inc.		356	30,064
	Td Banknorth, Inc.		900	29,052
	W Holding Co, Inc.		764	4,553
	Wachovia Corp.		536	30,525
	Whitney Holding Corp.		435	14,190
				333,950
	Commercial Services & Supplies - 1.77%
	Career Education Corp. (a)		580	14,372
	Steelcase, Inc.		818	14,855
				29,227
	Computers & Peripherals - 2.59%
	Komag, Inc. (a)		133	5,038
	Palm, Inc. (a)		626	8,820
	Seagate Technology		1,085	28,753
				42,611
	Consumer Finance - 3.11%
	Capital One Financial Corp.		465	35,721
	CompuCredit Corp. (a)		390	15,526
				51,247
	Diversified Financial Services - 5.84%
	Citigroup, Inc.		900	50,130
	J.P. Morgan Chase & Co.		952	45,982
				96,112
	Electric Utilities - 4.64%
	Allete, Inc.		88	4,095
	Hawaiian Electric Industries		292	7,928
	PG&E Corp.		609	28,824
	Pinnacle West Capital Corp.		318	16,119
	TECO Energy, Inc.		1,133	19,522
				76,488
	Energy Equipment & Services - 2.24%
	Bristow Group, Inc. (a)		149	5,377
	Lone Star Technologies (a)		185	8,956
	Pioneer Drilling Co. (a)		349	4,635
	Rowan Cos, Inc.		538	17,861
				36,829
	Food & Staples Retailing - 1.72%
	Supervalu, Inc.		793	28,350
	Health Care Providers & Services - 0.27%
	Kindred Healthcare, Inc. (a)		174	4,393
	Hotel/Motel - 0.57%
	Sunstone Hotel Investments, Inc.		349	9,329
	Household Durables - 0.75%
	Furniture Brands International, Inc.		252	4,090
	Technical Olympic USA, Inc.		805	8,187
				12,277
	Insurance - 20.42%
	ACE Ltd.		465	28,165
	The Allstate Corp.		581	37,829
	American Financial Group Inc.		612	21,977
	Arch Capital Group Ltd. (a)		260	17,579
	Argonaut Group, Inc. (a)		149	5,194
	Chubb Corp.		488	25,820
	Commerce Group, Inc.		483	14,369
	Genworth Financial, Inc.		818	27,984
	LandAmerica Financial Group, Inc.		85	5,364
	Lincoln National Corp.		31	2,058
	Mercury General Corp.		252	13,288
	Nationwide Financial Services		359	19,458
	Old Republic International Corp.		845	19,672
	PartnerRe Ltd		227	16,124
	Protective Life Corp.		309	14,677
	Safety Insurance Group, Inc.		88	4,462
	The St. Paul Travelers Companies Inc.		697	37,422
	Unitrin, Inc.		292	14,632
	Zenith National Insurance Corp.		216	10,133
				336,207
	Internet Software & Services - 0.27%
	United Online, Inc.		332	4,409
	Leisure Equipment & Products - 1.16%
	Brunswick Corp.		452	14,419
	Jakks Pacific, Inc. (a)		216	4,717
				19,136
	Media - 0.28%
	Westwood One, Inc.		662	4,674
	Metals & Mining - 4.94%
	Gerdau Ameristeel Corp.		1,893	16,886
	Ipsco, Inc.		216	20,276
	Northgate Minerals Corp. (a)		1,536	5,345
	United States Steel Corp.		401	29,329
	Worthington Industries		538	9,533
				81,369
	Oil & Gas - 6.40%
	ChevronTexaco Corp.		525	38,603
	Devon Energy Corp.		510	34,211
	Overseas Shipholding Group, Inc.		239	13,456
	Tesoro Petroleum Corp.		292	19,205
				105,475
	Oil, Gas & Consumable Fuels - 1.45%
	General Maritime Corp.		133	4,680
	Teekay Shipping Corp.		332	14,482
	Tsakos Energy Navigation Ltd.		104	4,774
				23,936
	Paper & Forest Products - 0.94%
	Louisiana-Pacific Corp.		722	15,545
	Pharmaceuticals - 1.37%
	Biovail Corp.		801	16,949
	Par Pharmaceutical Cos, Inc. (a)		252	5,637
				22,586
	Real Estate - 1.23%
	Anthracite Capital, Inc.		390	4,965
	Arbor Realty Trust, Inc.		161	4,844
	Ashford Hospitality Trust, Inc.		390	4,856
	RAIT Investment Trust		161	5,551
				20,216
	Real Estate Investment Trusts - 0.31%
	Newcastle Investment Corp.		161	5,042
	Road & Rail - 1.13%
	Arkansas Best Corp.		104	3,744
	Laidlaw International, Inc.		488	14,850
				18,594
	Semiconductor & Semiconductor Equipment - 0.24%
	Omnivision Technologies, Inc. (a)		292	3,986
	Specialty Retail - 0.26%
	Rush Enterprises, Inc. - Class A (a)		252	4,264
	Telecommunication Equipment - 0.29%
	RCN Corp. (a)		161	4,854
	Textiles, Apparel & Luxury Goods - 0.27%
	Kenneth Cole Productions, Inc.		185	4,438
	Thrifts & Mortgage Finance - 2.97%
	CharterMac		232	4,981
	Flagstar Bancorp, Inc.		322	4,779
	IndyMac Bancorp, Inc.		414	18,696
	The PMI Group Inc.		435	20,519
				48,975
	Tobacco - 0.31%
	Universal Corp.		104	5,097
	TOTAL COMMON STOCKS (Cost $1,595,845)			1,598,663
			Principal
			Amount	Value
	SHORT TERM INVESTMENTS - 6.94%
	Commercial Paper - 6.92%
	US Bank Commercial Paper, 5.23166%
	01/02/2007		114,000	113,984
	Variable Rate Demand Notes - 0.02%
	U.S. Bank, N.A., 4.949%		286	286
	TOTAL SHORT TERM INVESTMENTS (Cost $114,270)			114,270
	Total Investments (Cost $1,710,115) - 104.01%			1,712,933
	Liabilities in Excess of Other Assets - (4.01)%			-8,057
	TOTAL NET ASSETS - 100.00%			1,704,876

	Percentages are stated as a percent of net assets.
ADR	- American Depository Receipt
(a)	Non income producing security.

The cost basis of investments for federal income tax purposes at December 31, 2006, was as follows*:

	Leuthold Undervalued and Unloved Fund
	Cost of investments	$1,710,115
	Gross unrealized appreciation	25,571
	Gross unrealized depreciation	(22,753)
	Net unrealized appreciation	$2,818

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements
	section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Leuthold Funds Inc

By (Signature and Title) /s/  Steven C. Leuthold
Steven C. Leuthold, President

Date ___2/20/07_

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/   Steven C. Leuthold
Steven C. Leuthold, President

Date               2/20/07

By (Signature and Title)* /s/  David R. Cragg
David R. Cragg, Treasurer

Date               2/20/07

* Print the name and title of each signing officer under his or her signature.